TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS	12 Months Ended
Dec. 31, 2020
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

16        TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

a)   This item consists of the following:

	2020
	Technical	Technical
	reserves for	reserves for
	claims	premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	1,288,056	8,784,732	10,072,788
General insurance	629,330	656,963	1,286,293
Health insurance	133,088	182,907	315,995
Total	2,050,474	9,624,602	11,675,076

	2019
	Technical	Technical
	reserves for	reserves for
	claims	premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	908,362	7,548,684	8,457,046
General insurance	590,588	651,129	1,241,717
Health insurance	77,278	174,192	251,470
Total	1,576,228	8,374,005	9,950,233

(*)As of December 31, 2020, the life insurance technical reserves include the mathematical reserves of income amounting to S/6,806.1 million (S/5,961.0 million as of December 31, 2019).

Insurance claims reserves represent reported claims and an estimate for incurred but non reported claims (IBNR). Reported claims are adjusted on the basis of technical reports received from independent adjusters.

Insurance claims to be paid by reinsurers and co-insurers represents ceded claims, which are presented in “Accounts receivable from reinsurers and coinsurers” of the consolidated statement of financial position, See note 9(b).

As of December 31, 2020, the reserves for direct claims include reserves for IBNR for life, general and health insurance for an amount of S/602.7 million, S/42.5 million and S/125.3 million, respectively (S/393.4 million, S/24.3 million and S/63.5 million, respectively, as of December 31, 2019).

The increase in reserves is mainly due to the mortality experienced due to COVID-19. Thus, the increase in the technical reserve for claims corresponds to the effect experienced by the business lines due to increases in the reserve amount for outstanding claims due to Overmortality and IBNR. Likewise, the increase in technical reserves for premiums is mainly due to the increase due to new sales in the Income line and in addition to the increase due to the variation in market rates of all pension lines (Income, Complementary Risk Work Insurance -SCTR for its acronym in Spanish and AFP Old Regime).

As of December 31, 2020 due to the COVID-19 pandemic, IBNR reserves were calculated in two parts: a) IBNR reserve for regular claims and b) IBNR reserve for expected excess mortality (deaths above the average number of cases months pre-pandemic). (See note 3 (e) (i)).

As of December 31, 2019 and in previous years, the differences between the estimates of the reserves for incurred and non-reported claims and the settled and pending liquidation claims have not been significant. In the case of general and health risks, the retrospective analysis indicates that the amounts accrued are adequate and in Management’s opinion, the estimate of the reserve for IBNR is sufficient to cover any obligation as of December 31, 2020 and 2019.

In the case of Medical Assistance (AMED for its acronym in Spanish), the IBNR estimate included the estimate of regular claims and also the IBNR estimate for COVID-19 claims, which had a different frequency and cost than regular claims (See note 3 (e ) (ii)).

In general, claims reserves have been estimated using prudential criteria due to the uncertainty in the loss ratio caused by the pandemic that began in 2020.

Technical reserves include reserves for obligations for future benefits under insurance of life and personal accidents in force; and the unearned premium reserves in respect of the portion of premiums written that is allocable to the unexpired portion of the related policy periods of related coverage.

b)   Movement of insurance claims reserves (direct and assumed), occurred during the years 2020 and 2019:

	2020
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	908,362	590,588	77,278	1,576,228
Gross claims, Note 26	1,383,344	326,183	281,627	1,991,154
Payments	(1,012,012)	(363,374)	(225,882)	(1,601,268)
Exchange difference	8,362	75,933	65	84,360
Ending balance	1,288,056	629,330	133,088	2,050,474

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	732,868	562,430	71,372	1,366,670
Gross claims, Note 26	1,001,671	524,142	326,980	1,852,793
Payments	(822,644)	(510,678)	(321,085)	(1,654,407)
Exchange difference	(3,533)	14,694	11	11,172
Ending balance	908,362	590,588	77,278	1,576,228

The increase in technical reserves for claims mainly corresponds to excess mortality in the Life Insurance Businesses and the provision of services for Health Insurance. The impact by business is detailed below:

	IBNR Balance	Claims reported
Business line	COVID - 19	COVID – 19	Total Impact COVID-19
Vida Individual	S/ 7.0 MM	S/ 17.1 MM	S/ 24.1 MM
Vida Grupo	S/ 9.8 MM	S/ 9 MM	S/ 18.8 MM
Vida Ley	S/ 11.3 MM	S/ 19.4 MM	S/ 30.7 MM
Vida Crédito	S/ 21.7 MM	S/ 101.8 MM	S/ 123.5 MM
SISCO	S/ 49.0 MM	S/ 112.9 MM	S/ 161.9 MM
Asistencia Médica	S/ 24.5 MM	S/ 33.1 MM	S/ 57.6 MM
Totales	S/ 123.3 MM	S/ 293.3 MM	S/ 416.6 MM

c)   Technical reserves occurred during the years 2020 and 2019:

	2020
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	7,548,684	651,129	174,192	8,374,005
Time course expenses and others	75,115	818	—	75,933
Unearned premium and other technical reserves variation, net	1,006	(36,323)	8,501	(26,816)
Insurance subscriptions	599,149	5,941	—	605,090
Adjustment by application of market rates	263,820	—	—	263,820
Exchange difference and others	296,958	35,398	214	332,570
Ending balance	8,784,732	656,963	182,907	9,624,602

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	6,329,512	593,938	162,551	7,086,001
Time course expenses and others	67,989	(3,891)	—	64,098
Unearned premium and other technical reserves variation, net	(61,834)	62,862	11,685	12,713
Insurance subscriptions	604,262	8,692	—	612,954
Adjustment by application of market rates	666,556	—	—	666,556
Exchange difference and others	(57,801)	(10,472)	(44)	(68,317)
Ending balance	7,548,684	651,129	174,192	8,374,005

The increase in technical reserves for premiums is mainly due to the increase in new income sales, an increase in the adjustment of market rates of pension lines (Income, Complementary Risk Work Insurance -SCTR for its Spanish acronym and AFP Old Regime), as well as the increase in the amount of the unearned premium reserve due to an increase in the “Vida Ley” portfolio, due to the new regulation that covers from the first day of work.

As of December 31, 2020 and 2019 no additional reserves were needed as a result of the liability adequacy test. Likewise, the main assumptions to be used in response to the effects of the pandemic due to reserves for mortality claims and COVID-19 reserves are detailed on note 3 (e) (i) and 3 (e) (ii).

The main assumptions used to estimate of retirement, disability and survival annuities and individual life (including Investment link insurance contracts) reserves, as of those dates, are as follows:

	2020		2019
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017	Between 3.21% - 7.96% / Between 2.50% - 5.25%	SPP-S-2017 and SPP-I- 2017	Between 3.81% - 7.99% / Between 2.50% - 5.25% soles VAC
Pension insurance – Temporary Regime / SCTR (*)	-	-	B-85 and MI-85	3.00% soles VAC
Pension insurance – Definitive Regime	B-85 and MI-85	1.7% soles VAC / 3.68% nominal dollars	B-85 and MI-85	2.41% soles VAC / 4.26% nominal dollars
Pension insurance – Definitive Regime / SCTR	B-85 adjusted and MI-85	1.7% soles VAC / 3.68% nominal dollars / 5.25% soles adjusted / 3.68% dollars adjusted	B-85 adjusted and MI-85	Between 2.41%, 3.00%, soles VAC / 4.26% nominal dollars / 5.67% soles adjusted / 4.26% dollars adjusted
Pension insurance – Temporary Regime /SCTR	SPP-S-2017- and SPP-I-2017	3.648% soles VAC/3.672% soles VAC/2.734% soles VAC	SPP-S-2017-and SPP-I-2017	3.816% soles VAC/Between 0.94% -2.83% soles VAC/ 3.771% soles VAC
Pension insurance - SCTR (Longevity)	-	-	SPP-S-2017 and SPP-I-2017	Soles VAC 3.771%
Individual life	CSO 80 adjusted	Between 4.00% - 5.00%	CSO 80 adjusted	Between 4.00% - 5.00%

(*)Complementary Work Risk Insurance (SCTR the Spanish acronym).

The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by the life insurance risks; the main variables as of December 31, 2020 and 2019, are the interest rates and the mortality tables used. The Group has evaluated the changes in its most significant reserves related to life insurance contracts included in retirement, disability and survival annuities reserves of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	2020			2019
		Variation of the reserve			Variation of the reserve
Variables	Reserve	Amount	Percentage	Reserve	Amount	Percentage
			%			%
Portfolio in S/ - Base amount	4,121,791	—	—	3,896,211	—	—
Changes in interest rates: + 100 bps	3,783,665	(338,126)	(8.20)	3,575,717	(320,494)	(8.23)
Changes in interest rates: - 100 bps	4,530,919	409,128	9.93	4,285,955	389,743	10.00
Changes in Mortality tables to 105%	4,095,670	(26,121)	(0.63)	3,872,104	(24,107)	(0.62)
Changes in Mortality tables to 95%	4,148,940	27,149	0.66	3,922,178	25,967	0.67

Portfolio in US$- Base amount	847,563	—	—	614,766	—	—
Changes in interest rates: + 100 bps	801,574	(45,989)	(5.43)	568,767	(45,999)	(7.48)
Changes in interest rates: - 100 bps	902,102	54,539	6.43	669,412	54,646	8.89
Changes in Mortality tables to 105%	842,068	(5,495)	(0.65)	609,349	(5,417)	(0.88)
Changes in Mortality tables to 95%	853,308	5,745	0.68	620,430	5,664	0.92